Pro Forma Consolidated Balance Sheet (USD $)	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 66,769
Tax refund receivable	147,997
TOTAL ASSETS	214,766
CURRENT LIABILITIES
Accrued expenses	469,700
Demand note payable	60,000
Derivative liability	10,800
Total current liabilities	540,500
Convertible note payable, net	73,980
TOTAL LIABILITIES	614,480
Commitments and Contingencies
EQUITY (DEFICIT)
Series A preferred stock, $.001 par value, 20,000,000 shares authorized, 4,000,000 shares issued and outstanding	4,000
Common stock, $.001 par value, 100,000,000 shares authorized, 14,496,561 shares issued and outstanding.	14,497
Common stock subscription and interest receivable	(721,782)
Additional paid-in capital	14,265,710
Deficit accumulated during development stage	(13,952,470)
Total stockholders' deficit	(390,045)
Noncontrolling interest	(9,669)
TOTAL DEFICIT	(399,714)
TOTAL LIABILITIES AND DEFICIT	214,766
Before Proforma Adjustment [Member]
CURRENT ASSETS
Cash and cash equivalents	66,769
Tax refund receivable	147,997
TOTAL ASSETS	214,766
CURRENT LIABILITIES
Accrued expenses	469,700
Demand note payable	60,000
Derivative liability	10,800
Total current liabilities	540,500
Convertible note payable, net	73,980
TOTAL LIABILITIES	614,480
Commitments and Contingencies
EQUITY (DEFICIT)
Members' deficit	(390,045)
Total stockholders' deficit	(390,045)
Noncontrolling interest	(9,669)
TOTAL DEFICIT	(399,714)
TOTAL LIABILITIES AND DEFICIT	214,766
After Proforma Adjustment [Member]
CURRENT ASSETS
Cash and cash equivalents	66,769
Tax refund receivable	147,997
TOTAL ASSETS	214,766
CURRENT LIABILITIES
Accrued expenses	469,700
Demand note payable	60,000
Derivative liability	10,800
Total current liabilities	540,500
Convertible note payable, net	73,980
TOTAL LIABILITIES	614,480
Commitments and Contingencies
EQUITY (DEFICIT)
Members' deficit	0
Series A preferred stock, $.001 par value, 20,000,000 shares authorized, 4,000,000 shares issued and outstanding	4,000
Common stock, $.001 par value, 100,000,000 shares authorized, 14,496,561 shares issued and outstanding.	14,497
Common stock subscription and interest receivable	(721,782)
Additional paid-in capital	14,265,710
Deficit accumulated during development stage	(13,952,470)
Total stockholders' deficit	(390,045)
Noncontrolling interest	(9,669)
TOTAL DEFICIT	(399,714)
TOTAL LIABILITIES AND DEFICIT	214,766
Restatement Adjustment [Member]
CURRENT ASSETS
Cash and cash equivalents	0
Tax refund receivable	0
TOTAL ASSETS	0
CURRENT LIABILITIES
Accrued expenses	0
Demand note payable	0
Derivative liability	0
Total current liabilities	0
Convertible note payable, net	0
TOTAL LIABILITIES	0
Commitments and Contingencies
EQUITY (DEFICIT)
Members' deficit	390,045
Series A preferred stock, $.001 par value, 20,000,000 shares authorized, 4,000,000 shares issued and outstanding	4,000
Common stock, $.001 par value, 100,000,000 shares authorized, 14,496,561 shares issued and outstanding.	14,497
Common stock subscription and interest receivable	(721,782)
Additional paid-in capital	14,265,710
Deficit accumulated during development stage	(13,952,470)
Total stockholders' deficit	0
Noncontrolling interest	0
TOTAL DEFICIT	0
TOTAL LIABILITIES AND DEFICIT	$ 0